Advances to Suppliers - Schedule of Advances to Suppliers (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Advances to Suppliers [Line Items]
Prepaid Supplies		$ 5,204,112	$ 48,351
Others [Member]
Advances to Suppliers [Line Items]
Prepaid Supplies		5,634	10,480
Advances for Materials and Services [Member]
Advances to Suppliers [Line Items]
Prepaid Supplies	[1]	$ 5,198,478	$ 37,871

[1]	On February 1, 2026, the Company entered into an agreement with a third party for research and development services in connection with a new project and made advance payments of $4,849,603. As of June 30, 2026, the project was still in progress and had not yet been completed or accepted by the Company. The project is expected to be completed and accepted within the next six months.